BUSINESS COMBINATION (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net interest income	$ 12,298	$ 12,386
Net income	$ 2,438	$ 1,112
Basic earnings per share (in dollars per share)	$ 0.31	$ 0.13
Diluted earnings per share (in dollars per share)	$ 0.31	$ 0.13